THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                           MOODY'S/S&P
 PRINCIPAL                                                                  RATING
  AMOUNT                         SECURITY DESCRIPTION                      (UNAUDITED)    VALUE
-----------  ------------------------------------------------------------  --------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (24.2%)
FINANCIAL SERVICES (24.2%)
$   344,815  Aegis Auto Receivables Trust, Sequential Payer, Series
               1996-3, Class A, Callable, (144A), 8.80% due
               03/20/02(r)...............................................   NR/NR    $   269,495
  1,500,000  Chase Credit Card Master Trust, Series 1997-2, Class A,
               Callable, 6.30% due 04/15/03..............................  Aaa/AAA     1,513,140
    425,237  CIT River Owners Trust, Series 1995-A, Class A, Sequential
               Payer, Callable, 6.25% due 01/15/11.......................  Aaa/AAA       427,457
    968,476  CS First Boston Mortgage Securities Corp., Series 1997-C1,
               Class A1A, Sequential Payer, Callable, 6.96% due
               01/20/04..................................................  Aaa/AAA       988,603
  1,000,000  EQCC Home Equity Loan Trust, Series 1997-3, Class A3,
               Callable, 6.18% due 11/15/08..............................  Aaa/AAA     1,000,160
    406,489  Fleetwood Credit Corp. Grantor Trust, Series 1994-A, Class
               A, Sequential Payer, Callable, 4.70% due 07/15/09.........  Aaa/AAA       398,591
    251,021  Merrill Lynch Mortgage Investors, Inc., Series 1994-C1,
               Class A, Callable, 8.70% due 11/25/20.....................   NR/AAA       252,982
    252,292  Merrill Lynch Mortgage Investors, Inc., Subordinated Bond,
               CSTR, Series 1995-C2, Class E, Callable, 8.19% due
               06/15/21..................................................   Ba3/NR       253,395
  1,500,000  Metropolitan Asset Funding Inc., Series 1996-A, Class A2,
               Callable, 6.85% due 08/20/05..............................   Aaa/NR     1,518,984
    286,755  Newcourt Receivables Asset Trust, Series 1996-1, Class A,
               Sequential Payer, Callable, 6.79% due 08/20/03............   NR/AAA       288,687
    453,353  Newcourt Receivables Asset Trust, Series 1996-3, Class A,
               Sequential Payer, Callable, 6.24% due 12/20/04............   NR/AAA       453,282
    400,000  Niantic Bay Fuel Trust, 9.02% due 06/05/98..................   NR/NR        393,000
    154,866  Prudential Home Mortgage Securities, Remic, Series 1992-44,
               Class A1, Callable, 6.00% due 01/25/98....................   Aaa/NR       154,866
    871,147  Salomon Brothers Mortgage Securities VII Inc., Series
               1997-HUD1, Class A1, Sequential Payer, Callable, 6.97% due
               12/25/30..................................................   Aaa/NR       877,777
    342,870  Summit Acceptance Auto Receivables, Series 1996-A, Class A1,
               (144A), 7.01% due 07/15/02................................  Aaa/AAA       346,621
    500,000  Toyota Auto Lease Trust, Series 1997-A, Class A2, Callable,
               6.35% due 04/26/04........................................  Aaa/AAA       503,359
    500,000  World Omni Automobile Lease Securitization Trust, Series
               1996-B, Class A1, 5.95% due 11/15/02......................  Aaa/AAA       499,845
                                                                                     -----------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET
                   BACKED SECURITIES (COST $10,173,942)..................             10,140,244
                                                                                     -----------

CORPORATE OBLIGATIONS (19.8%)
APPARELS & TEXTILES (1.0%)
    400,000  Westpoint Stevens Inc., Callable, 9.375% due 12/15/05.......   B2/B+        420,000
                                                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                           MOODY'S/S&P
 PRINCIPAL                                                                  RATING
  AMOUNT                         SECURITY DESCRIPTION                      (UNAUDITED)    VALUE
-----------  ------------------------------------------------------------  --------  -----------
FINANCIAL SERVICES (6.3%)
$   610,000  Associates Corp. North America, 5.96% due 05/15/37..........  Aa3/AA-   $   616,442
  1,000,000  Beneficial Corp. Medium Term Note, 7.37% due 11/24/99.......    A2/A      1,023,910
  1,000,000  National City Capital Trust I, (144A), 6.75% due 06/01/99...   a1/A-      1,008,200
                                                                                     -----------
                                                                                       2,648,552
                                                                                     -----------
HEALTH SERVICES (1.3%)
    500,000  Tenet Healthcare Corp., Callable 03/01/00, 10.125% due
               03/01/05..................................................   Ba3/B+       548,750
                                                                                     -----------
OIL-SERVICES (6.0%)
  1,500,000  Columbia Gas System Inc., Series A, 6.39% due 11/28/00......  Baa1/BBB+   1,509,000
  1,000,000  Oil Purchase Co., Sinking Fund, (144A), 7.10% due
               04/30/02..................................................  Baa3/BBB      998,750
                                                                                     -----------
                                                                                       2,507,750
                                                                                     -----------
PACKAGING & CONTAINERS (1.2%)
    500,000  Stone Container Corp., Series B, Callable 12/05/97, 12.25%
               due 04/01/02..............................................   B3/B-        517,500
                                                                                     -----------
RAILROADS (3.6%)
  1,500,000  Norfolk Southern Corp., 6.70% due 05/01/00..................  Baa1/BBB+   1,518,405
                                                                                     -----------
TELEPHONE (0.4%)
    174,000  Worldcom Inc., Callable, 9.375% due 01/15/04................  Ba1/BBB-      186,615
                                                                                     -----------
                 TOTAL CORPORATE OBLIGATIONS (COST $8,308,489)...........              8,347,572
                                                                                     -----------

FOREIGN CORPORATE OBLIGATIONS (7.1%)
BRAZIL (0.9%)
BANKING
    200,000  Banco do Brasil S.A., (144A), 9.00% due 08/05/98............   NR/NR        201,926

FINANCIAL SERVICES
    200,000  Safra Leasing S.A., (144A), 8.125% due 06/16/05.............   B1/NR        182,000
                                                                                     -----------
                                                                                         383,926
                                                                                     -----------
CANADA (2.9%)
BANKING
  1,000,000  Canadian Imperial Bank, 6.20% due 08/01/00..................  Aa3/AA-     1,003,110

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                           MOODY'S/S&P
 PRINCIPAL                                                                  RATING
  AMOUNT                         SECURITY DESCRIPTION                      (UNAUDITED)    VALUE
-----------  ------------------------------------------------------------  --------  -----------
FOREST PRODUCTS & PAPER
$   200,000  Canadian Pacific Forest Products Ltd., 9.25% due 06/15/02...   Ba1/NR   $   210,364
                                                                                     -----------
                                                                                       1,213,474
                                                                                     -----------
CAYMAN ISLANDS (0.7%)
FINANCIAL SERVICES
    300,000  Cheung Kong Finance Cayman, 5.50% due 09/30/98..............   NR/NR        296,437
                                                                                     -----------
MEXICO (0.6%)
GAS EXPLORATION
    250,000  Petroleos Mexicanos, Medium Term Note, 7.60% due 06/15/00...   Ba2/NR       245,625
                                                                                     -----------
VENEZUELA (2.0%)
FINANCIAL SERVICES
    800,000  Corporacion Andina de Fomento, 7.375% due 07/21/00..........  A3/BBB+       818,184
                                                                                     -----------
                 TOTAL FOREIGN CORPORATE OBLIGATIONS (COST $2,955,630)...              2,957,646
                                                                                     -----------

GOVERNMENT OBLIGATIONS (2.5%)
CANADA (2.5%)
  1,000,000  Province of Quebec, 9.125% due 03/01/00 (cost $1,058,116)...   A2/A+      1,067,320
                                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.6%)
FEDERAL HOME LOAN MORTGAGE CORP.
    627,564  7.00% due 08/15/02....................................................       638,195
                                                                                     ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
     52,544  8.00% due 12/01/07....................................................        54,254
    837,191  8.00% due 12/01/09....................................................       865,195
    481,944  8.00% due 05/01/10....................................................       498,056
    121,807  8.50% due 06/01/26....................................................       127,242
    467,683  8.50% due 01/01/27....................................................       488,823
    772,304  8.50% due 02/01/27....................................................       806,949
    204,404  8.50% due 08/01/27....................................................       213,660
                                                                                     ------------
                                                                                        3,054,179
                                                                                     ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                              SECURITY DESCRIPTION                              VALUE
-----------  ----------------------------------------------------------------------  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$   985,510  6.00% due 07/20/27....................................................  $    995,365
    450,775  7.00% due 03/15/09....................................................       458,274
    421,641  7.00% due 07/15/09....................................................       428,695
    305,622  8.00% due 02/15/22....................................................       316,624
    282,754  8.00% due 04/15/22....................................................       292,896
    406,575  8.00% due 06/15/22....................................................       421,049
    696,055  8.00% due 07/15/22....................................................       721,223
    280,804  8.00% due 11/15/22....................................................       290,598
    494,612  9.00% due 05/15/16....................................................       525,065
    421,915  9.00% due 10/15/16....................................................       448,196
    438,629  9.00% due 12/15/16....................................................       472,443
     46,052  9.00% due 03/15/17....................................................        48,863
    470,624  9.00% due 04/15/17....................................................       499,963
    649,534  9.00% due 12/15/26....................................................       702,555
                                                                                     ------------
                                                                                        6,621,809
                                                                                     ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $10,292,700).......    10,314,183
                                                                                     ------------

U.S. TREASURY OBLIGATIONS (14.6%)
U.S. TREASURY NOTES
  3,070,000  6.00% due 06/30/99....................................................     3,087,468
  3,000,000  6.00% due 08/15/00....................................................     3,024,060
                                                                                     ------------
                                                                                        6,111,528
                                                                                     ------------
                 TOTAL U.S. TREASURY OBLIGATIONS (COST $6,103,406).................     6,111,528
                                                                                     ------------
SHORT-TERM INVESTMENTS (6.1%)
COMMERCIAL PAPER--DOMESTIC (4.7%)
  1,000,000  Korea Development Bank, 6.05% due 12/15/97............................       992,606
  1,000,000  Raytheon Co., 5.82% due 12/8/97.......................................       994,018
                                                                                     ------------
                 TOTAL COMMERCIAL PAPER (COST $1,986,624)..........................     1,986,624
                                                                                     ------------

OTHER INVESTMENT COMPANIES (0.0%)*
        256  Seven Seas Money Market Fund (cost $256)..............................           256
                                                                                     ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                              SECURITY DESCRIPTION                              VALUE
-----------  ----------------------------------------------------------------------  ------------
REPURCHASE AGREEMENT (1.4%)
$   577,000  Goldman Sachs Repurchase Agreements, dated 10/31/97 due 11/03/97, proceeds $577,274, (collateralized by $617,000 U.S. Treasury Bond,
               8% due 9/17/98, valued at $589,189) (cost $577,000).................  $    577,000
                                                                                     ------------
                 TOTAL SHORT-TERM INVESTMENTS (COST $2,563,880)....................     2,563,880
                                                                                     ------------
             TOTAL INVESTMENTS (COST $41,456,163) (98.9%)..........................    41,502,373
             OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)..........................       449,448
                                                                                     ------------
             NET ASSETS (100.0%)...................................................  $ 41,951,821
                                                                                     ------------
                                                                                     ------------

------------------------------
Note: Based on the cost of investments of $41,456,163 for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation and depreciation was $169,301 and $123,091, respectively, resulting in net unrealized appreciation of $46,210.

* Less than 0.1%

(r) -- Approximately 0.6% of the net assets of the Portfolio are represented by securities which have been valued at fair value.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

Remic -- Real estate mortgage investment conduit.

CSTR -- Collateral Strip Rate.

NR -- Not rated.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $41,456,163 )           $41,502,373
Receivable for Investments Sold                      4,101,444
Interest Receivable                                    498,408
Receivable for Expense Reimbursement                    15,897
Deferred Organization Expenses                             933
Prepaid Expenses and Other Assets                          225
                                                   -----------
    Total Assets                                    46,119,280
                                                   -----------
LIABILITIES
Payable for Investments Purchased                    4,122,871
Custody Fee Payable                                     10,138
Advisory Fee Payable                                     8,781
Administrative Services Fee Payable                      1,057
Administration Fee Payable                                  83
Fund Services Fee Payable                                   57
Accrued Expenses                                        24,472
                                                   -----------
    Total Liabilities                                4,167,459
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $41,951,821
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $2,365,619
EXPENSES
Advisory Fee                                       $ 92,126
Custodian Fees and Expenses                          45,310
Professional Fees and Expenses                       34,417
Printing Expenses                                    14,683
Administrative Services Fee                          11,434
Amortization of Organization Expenses                 1,367
Fund Services Fee                                     1,343
Administration Fee                                      886
Trustees' Fees and Expenses                             415
Miscellaneous                                         1,474
                                                   --------
    Total Expenses                                  203,455
Less: Reimbursement of Expenses                    (111,329)
                                                   --------
NET EXPENSES                                                      92,126
                                                              ----------
NET INVESTMENT INCOME                                          2,273,493
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  (including $18,094 net realized loss from
  futures contracts)                                              79,239
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                   (139,526)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $2,213,206
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1997   OCTOBER 31, 1996
                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     2,273,493    $     1,136,925
Net Realized Gain on Investments                            79,239            146,407
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                           (139,526)             5,083
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         2,213,206          1,288,415
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           30,736,099         54,341,812
Withdrawals                                            (17,029,595)       (58,904,692)
                                                   ----------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                      13,706,504         (4,562,880)
                                                   ----------------   ----------------
    Total Increase (Decrease) in Net Assets             15,919,710         (3,274,465)
NET ASSETS
Beginning of Fiscal Year                                26,032,111         29,306,576
                                                   ----------------   ----------------
End of Fiscal Year                                 $    41,951,821    $    26,032,111
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED     JULY 8, 1993
                                                          OCTOBER 31,          (COMMENCEMENT OF
                                                   -------------------------    OPERATIONS) TO
                                                   1997   1996   1995   1994   OCTOBER 31, 1993
                                                   ----   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.25%  0.38%  0.42%  0.36%             0.37%(a)
  Net Investment Income                            6.17%  5.65%  6.11%  5.01%             3.99%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                          0.30%  0.23%  0.04%  0.05%             1.00%(a)
Portfolio Turnover                                  219%   191%   177%   230%              116%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 8, 1993. The Portfolio's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt, mortgage and asset-backed securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated pricing, which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Futures: A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures transactions during the fiscal year ended October 31, 1997 are summarized as follows:

      SUMMARY/OPEN FUTURES CONTRACTS

                                             NUMBER OF       PRINCIPAL AMOUNT
                                             CONTRACTS         OF CONTRACTS
                                          ----------------   ----------------
Contracts open at beginning of year.....           0         $          0
Contracts opened - long positions.......           8            1,655,875
Contracts opened - short positions......         (16)          (3,288,000)
Contracts closed - long positions.......          (8)          (1,655,875)
Contracts closed - short positions......          16            3,288,000
                                          ----------------   ----------------
Contracts open at end of year...........           0         $          0
                                          ----------------   ----------------
                                          ----------------   ----------------

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

   e) The Portfolio incurred organization expenses in the amount of $5,380. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.25% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1997, this fee amounted to $92,126.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreement with FDI. For the fiscal year ended October 31, 1997, the fee for theses services amounted to $886.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, certain other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended October 31, 1997, the fee for these services amounted to $11,434.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.25% of the average daily net assets of the Portfolio through February 28, 1998. For the fiscal year ended October 31, 1997, Morgan has agreed to reimburse the Portfolio $111,329 for expenses under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $1,343 for the fiscal year ended October 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1997 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
U.S. Government and Agency Obligations...........  $73,931,821   $63,540,960
Corporate and Collateralized Mortgage
 Obligations.....................................   18,711,782    14,102,700
                                                   -----------   -----------
                                                   $92,643,603   $77,643,660
                                                   -----------   -----------
                                                   -----------   -----------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Short Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Short Term Bond Portfolio (the "Portfolio") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the four years in the period then ended and for the period July 8, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 18, 1997